Segment information (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Summary of Information by Segment

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
			Third-party revenue
9,052	9,195	7,938	Integrated Gas	18,247	18,869
1,590	1,759	1,533	Upstream	3,349	3,595
32,005	30,041	31,517	Marketing[2]	62,045	63,562
24,583	23,735	23,712	Chemicals and Products[2]	48,319	50,002
7,222	7,737	9,866	Renewables and Energy Solutions	14,959	25,485
11	11	12	Corporate	22	24
74,463	72,478	74,578	Total third-party revenue[1]	146,942	161,538
			Inter-segment revenue
2,157	2,404	2,940	Integrated Gas	4,560	6,474
10,102	10,287	8,859	Upstream	20,390	20,005
1,363	1,355	1,273	Marketing[2]	2,718	2,600
9,849	10,312	9,918	Chemicals and Products[2]	20,161	20,711
957	1,005	771	Renewables and Energy Solutions	1,962	2,246
—	—	—	Corporate	—	—
			CCS earnings
2,454	2,761	757	Integrated Gas	5,215	3,169
2,179	2,272	1,601	Upstream	4,451	4,390
257	774	1,019	Marketing[2]	1,031	2,203
587	1,157	307	Chemicals and Products[2]	1,744	2,060
(75)	553	540	Renewables and Energy Solutions	478	2,745
(1,656)	(354)	(736)	Corporate[3]	(2,010)	(1,818)
3,747	7,163	3,488	Total CCS earnings[4]	10,910	12,749
1.Includes revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. Second quarter 2024 included income of $3,194 million (first quarter 2024: $1,643 million income; second quarter 2023: $4,247 million income). This amount includes both the reversal of prior losses of $73 million (first quarter 2024: $257 million gains; second quarter 2023: $27 million gains) related to sales contracts and prior losses of $227 million (first quarter 2024: $235 million losses; second quarter 2023: $88 million losses) related to purchase contracts that were previously recognised and where physical settlement took place in the second quarter 2024.
2.From January 1, 2024, onwards Wholesale commercial fuels has been reallocated from the Chemicals and Products segment to the Marketing segment. Comparatives for the second quarter 2023 and the half year 2023 have been reclassified accordingly, by $4,944 million and $10,710 million respectively for Third-party revenue and by $48 million and $95 million respectively for CCS earnings to conform with current period presentation. For Inter-segment revenue the reallocation and revision of comparative figures for the second quarter 2023 and the half year 2023 led to an increase in inter-segment revenue in the Marketing segment of $1,150 million and $2,314 million respectively and an increase in the Chemicals and Products segment of $9,410 million and $19,638 million respectively.
3.From January 1, 2024, onwards costs for Shell's centrally managed longer-term innovation portfolio are reported as part of the Corporate segment. Prior period comparatives for Corporate for the second quarter 2023 and the half year 2023 have been revised by $35 million and $53 million respectively, with a net offsetting impact in all other segments to conform with current period presentation.
4.See Note 3 "Reconciliation of income for the period to CCS Earnings, Operating expenses and Total Debt".

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
			Capital expenditure
1,024	858	803	Integrated Gas	1,882	1,500
1,769	1,766	1,936	Upstream	3,535	3,688
644	427	695	Marketing[1]	1,071	3,423
601	474	624	Chemicals and Products[1]	1,074	1,183
377	421	483	Renewables and Energy Solutions	797	858
30	34	72	Corporate	64	122
4,445	3,980	4,614	Total capital expenditure	8,424	10,774
			Add: Investments in joint ventures and associates
127	184	286	Integrated Gas	310	401
60	244	93	Upstream	304	211
–	38	14	Marketing	38	23
37	26	3	Chemicals and Products	63	5
35	8	46	Renewables and Energy Solutions	43	91
1	–	(6)	Corporate	2	10
261	500	436	Total investments in joint ventures and associates	761	743
			Add: Investments in equity securities
–	–	–	Integrated Gas	–	–
–	–	–	Upstream	–	–
–	–	–	Marketing	–	–
–	–	2	Chemicals and Products	–	2
13	10	27	Renewables and Energy Solutions	22	46
–	3	51	Corporate	3	65
13	13	80	Total investments in equity securities	25	114
			Cash capital expenditure
1,151	1,041	1,089	Integrated Gas	2,192	1,901
1,829	2,010	2,029	Upstream	3,839	3,899
644	465	709	Marketing[1]	1,109	3,446
638	500	630	Chemicals and Products[1]	1,138	1,190
425	438	556	Renewables and Energy Solutions	863	996
32	37	117	Corporate	69	198
4,719	4,493	5,130	Total Cash capital expenditure	9,211	11,631
1.From January 1, 2024, onwards Wholesale commercial fuels has been reallocated from the Chemicals and Products segment to the Marketing segment. Comparatives for the second quarter 2023 and the half year 2023 have been reclassified accordingly by $39 million and $91 million respectively for capital expenditure and cash capital expenditure to conform with current period presentation.